Acquisitions/Divestitures - Businesses Acquired, 2018 (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) entity
2018 Acquisitions
Business Acquisition [Line Items]
Number of acquisitions		2
Aggregate acquisitions cost | $		$ 49
Percentage of business acquired (as a percent)		100.00%
2018 Acquisitions | Cognitive Solutions
Business Acquisition [Line Items]
Number of acquisitions		1
2018 Acquisitions | Global Business Services
Business Acquisition [Line Items]
Number of acquisitions		1
Red Hat, Inc. | Expected
Business Acquisition [Line Items]
Aggregate acquisitions cost | $	$ 34,000
Percentage of business acquired (as a percent)	100.00%
Cash to be paid to acquiree shareholders (in dollars per share) | $ / shares	$ 190